Consolidated balance sheet (Parenthetical) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Non Current Assets Finance Liabilities [abstract]
Interest-bearing liabilities	kr 33,125	kr 33,045